Schedule of Investments (unaudited) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)(b)	$2,442	$3,255,226

Education — 3.9%
George Washington University, Series 2018, 4.13%, 09/15/48(a)	7,191	8,509,743
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	10,000	9,940,057
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	18,190	22,734,567
Wesleyan University, 4.78%, 07/01/16(a)	11,000	13,711,759

		54,896,126

Health Care Providers & Services — 4.0%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	11,300	11,233,673
CommonSpirit Health, 3.82%, 10/01/49(a)	7,750	8,347,057
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	6,908,532
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48(a)	5,065	6,510,366
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	24,488,216

		57,487,844

Real Estate Management & Development — 0.7%
Bridge Housing Corp., 3.25%, 07/15/30	10,020	9,911,626

Total Corporate Bonds — 8.8% (Cost: $108,759,903)		125,550,822

Municipal Bonds

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	31,362,374

California — 27.6%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	11,000	17,413,220
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40(a)	13,700	20,357,104
Series S-1, 7.04%, 04/01/50	1,015	1,717,116
Series S-3, 6.91%, 10/01/50(a)	14,000	23,925,860
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	18,145	28,229,991
City of Chula Vista California,, RB, 2.91%, 06/01/45	9,185	8,728,138
City of El Cajon RB, Series A, 3.28%, 04/01/43	2,605	2,601,666
City of Huntington Beach California, Refunding RB, 3.38%, 06/15/44	5,000	5,067,550
City of Riverside California, RB, Series A, 3.86%, 06/01/45	8,265	8,834,211
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	29,034,755
County of Riverside California, RB, 3.82%, 02/15/38	11,450	12,588,245
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	13,145	15,864,963
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	14,540	15,209,567
Series A, (AGM), 3.92%, 01/15/53	7,202	7,539,702
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	9,410	9,861,962

Security	Par (000)	Value

California (continued)
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(a)	$10,000	$15,951,300
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	10,000	14,255,100
Orange County Local Transportation Authority, Refunding RB, BAB, Series A, 6.91%, 02/15/41(a)	5,000	7,380,000
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	4,000	4,132,960
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	14,828,513
7.63%, 03/01/40	8,950	14,634,324
7.60%, 11/01/40	15,000	25,391,550
University of California, RB, Series BJ, 3.07%, 05/15/51	12,175	12,094,402
University of California, RB, BAB
5.95%, 05/15/45(a)	24,000	33,333,600
6.30%, 05/15/50	27,010	34,814,539
University of California, Refunding RB, Series J, 4.13%, 05/15/45	8,185	9,616,638

		393,406,976

Colorado — 3.7%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	9,610,487
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	8,732,640
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(a)	23,000	34,799,000

		53,142,127

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	5,055	5,073,805

District of Columbia — 2.1%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47	10,750	14,929,708
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	15,291,590

		30,221,298

Florida — 4.4%
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	610	616,307
Florida Development Finance Corp., RB(b) 7.00%, 12/01/48(c)(d)	4,500	4,335,255
Series B, 5.75%, 06/15/25	735	739,454
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	15,292,050
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	15,017,030
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	225	227,315
Miami-Dade County, Refunding RB, Series 2, Subordinate, 2.54%, 10/01/33	7,500	7,470,375

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Sumter Landing Community Development District, RB, 4.17%, 10/01/47.	$2,575	$2,779,713
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	16,263,855

		62,741,354

Georgia — 6.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	26,367	39,028,170
6.66%, 04/01/57	24,368	35,941,825
7.06%, 04/01/57	9,750	13,814,872

		88,784,867

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series B, 7.15%, 06/15/31	625	617,737

Illinois — 16.7%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	11,348,251
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	12,935	15,002,789
6.14%, 12/01/39	2,085	2,496,329
6.52%, 12/01/40	9,745	12,011,589
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	2,200,470
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(a)	4,075	5,630,998
Chicago Transit Authority Sales Tax Receipts Fund, RB, Series B, 6.90%, 12/01/40	4,900	6,762,637
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	21,537,613
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series B, 3.91%, 12/01/40	3,960	4,369,939
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 6.90%, 01/01/40	36,000	48,825,000
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	20,590,550
City of Chicago Illinois, Refunding GO, Series B, 5.43%, 01/01/42	2,565	2,880,341
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	5,000	5,078,250
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	19,914,600
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	7,397,150
State of Illinois, GO, BAB
6.73%, 04/01/35	6,320	7,700,035
7.35%, 07/01/35	35,855	44,712,978

		238,459,519

Indiana — 1.7%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	11,371,497
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	12,747,900

		24,119,397

Security	Par (000)	Value

Kentucky — 1.2%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	$13,800	$16,994,148

Louisiana — 1.1%
City of New Orleans LA Sewerage Service Revenue, Refunding RB
(AGM), 2.84%, 06/01/41	3,840	3,696,537
(AGM), 2.94%, 06/01/45	4,000	3,835,200
City of New Orleans LA Water System Revenue, Refunding RB, (AGM), 2.89%, 12/01/41	3,180	3,128,993
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, (AGM), 2.59%, 02/01/43(a)	4,800	4,453,152

		15,113,882

Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	1,000	954,190

Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	6,754,850
Massachusetts Educational Financing Authority, RB, Series A, 3.61%, 07/01/36	20,175	20,509,703

		27,264,553

Michigan — 4.0%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	9,246,075
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	10,000	10,573,100
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(e)	50,000	13,818,000
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50	5,500	7,024,985
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	16,192,388

		56,854,548

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	10,945,360
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	7,844,650

		18,790,010

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	7,357,600

Missouri — 1.8%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(a)	7,000	10,066,490
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	15,555,870

		25,622,360

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 0.3%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	$1,420	$1,839,482
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	3,051,520

		4,891,002

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, 2.87%, 07/01/35	5,055	4,701,504

New Jersey — 10.9%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(a)	20,974	27,010,947
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42	20,000	20,192,000
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	5,297,085
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	29,355	31,475,312
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41(a)	34,000	53,328,320
Series F, 7.41%, 01/01/40	6,790	10,919,406
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/19.	7,275	7,815,605

		156,038,675

New York — 10.4%
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	3,032,986
7.34%, 11/15/39(a)	13,245	20,866,041
6.69%, 11/15/40(a)	13,000	17,768,920
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	5,508,822
Nassau County Tobacco Settlement Corp., Refunding RB, Series A-1, 6.83%, 06/01/21	8,250	8,268,409
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.27%, 08/01/39	6,400	6,403,200
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB(a)
5.93%, 11/01/36	6,060	6,062,848
5.57%, 11/01/38	19,000	24,804,880
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	19,611,150
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 01/01/29	6,010	6,513,518
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	14,825	19,770,916
Port Authority of New York & New Jersey, RB
Consolidated, 165th Series, 5.65%, 11/01/40	2,750	3,792,222
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	5,186,142

		147,590,054

Ohio — 6.2%
American Municipal Power, Inc., RB, BAB, Series B, 7.83%, 02/15/41	10,000	16,219,700
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	14,632,700

Security	Par (000)	Value

Ohio (continued)
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	$30,575	$44,683,222
Ohio University, RB, 5.59%, 12/01/14	10,100	12,781,045

		88,316,667

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 11.00%, 09/01/41(b)	3,000	2,978,430
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(a)	3,500	5,047,560

		8,025,990

Pennsylvania — 3.3%
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38.	2,210	2,509,234
Series A, 4.14%, 06/01/38	6,200	7,243,522
Series A, 3.81%, 06/01/41	4,920	5,360,340
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	31,931,165

		47,044,261

Puerto Rico — 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series B, Senior Lien, 5.00%, 07/01/23	2,355	2,355,542
Series B, Senior Lien, 5.35%, 07/01/27	10,000	10,003,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,465	3,846,739
Series A-2, Restructured, 4.33%, 07/01/40	5,000	5,465,100
Series A-2, Restructured, 4.55%, 07/01/40	14,899	14,763,866
Series A-2, Restructured, 4.78%, 07/01/58	12,447	13,856,623

		50,291,270

South Carolina — 3.0%
South Carolina Public Service Authority, RB, Series F, (AGM), 5.74%, 01/01/30	5,000	6,143,050
South Carolina Public Service Authority, RB, BAB, Series C, (AGM), 6.45%, 01/01/50	11,290	17,520,387
South Carolina Public Service Authority, Refunding RB, Series D, 4.77%, 12/01/45	10,085	12,549,976
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	6,285	6,214,042

		42,427,455

Tennessee — 4.0%
Memphis-Shelby County Industrial Development Board Refunding, TA, Series B, 5.45%, 07/01/45	5,875	5,594,116
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A2, 7.43%, 07/01/43(a)	35,105	51,362,126

		56,956,242

Texas — 3.6%
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,355,122
City of Austin Texas, ARB, 5.75%, 11/15/22(f)	5,000	5,415,950
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45(a)	7,500	7,873,575

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	$2,500	$3,431,475
Dallas Fort Worth International Airport, Refunding RB, Series C, 3.09%, 11/01/40	10,155	10,374,043
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	1,085	1,121,608
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	20,000	21,481,800

		51,053,573

Utah — 2.4%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(a)	26,405	34,328,084

Virginia — 3.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46.	31,990	33,238,890
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.64%, 06/01/45(a)	8,435	8,908,372

		42,147,262

Washington — 1.9%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	21,100	26,958,415

West Virginia — 3.8%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(e)	1,600	175,264
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	40,000	41,367,200
Series B, Class 2, 4.88%, 06/01/49	12,175	12,580,062

		54,122,526

Wisconsin — 0.4%
Public Finance Authority, RB
6.75%, 11/01/24(b)	3,580	3,618,199
Series B, 6.00%, 06/15/24	435	436,705
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	1,470	1,526,345

		5,581,249

Total Municipal Bonds — 134.5% (Cost: $1,544,128,895)		1,917,354,974

Total Long-Term Investments — 143.3% (Cost: $1,652,888,798)		2,042,905,796

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(g)(h)	19,759,092	$19,759,092

Total Short-Term Securities — 1.4% (Cost: $19,759,092)		19,759,092

Total Investments — 144.7% (Cost: $1,672,647,890)		2,062,664,888

Liabilities in Excess of Other Assets — (44.7)%		(637,629,562)

Net Assets — 100.0%		$1,425,035,326

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,321,745	$13,437,347	(a)	$—	$—	$—	$19,759,092	19,759,092	$6,034	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Bank PLC	0.40	%(b)	01/21/21	Open		$1,119,038	$1,120,268	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	01/21/21	Open		1,684,244	1,686,096	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	01/22/21	Open		28,667,681	28,735,210	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	01/22/21	Open		33,690,000	33,769,359	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	01/22/21	Open		7,325,000	7,342,254	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	01/22/21	Open		35,160,000	35,242,821	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	01/22/21	Open		32,061,906	32,137,430	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	02/23/21	Open		13,227,500	13,234,775	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	02/23/21	Open		7,905,000	7,910,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	02/23/21	Open		48,790,000	48,852,768	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	02/24/21	Open		6,160,306	6,163,643	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	02/24/21	Open		6,437,500	6,440,987	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	02/24/21	Open		8,143,807	8,148,219	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	02/26/21	Open		9,152,500	9,160,254	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	02/26/21	Open		17,700,000	17,714,996	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	02/26/21	Open		6,031,250	6,036,360	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	02/26/21	Open		21,525,000	21,543,236	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	02/26/21	Open		22,158,750	22,177,523	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		15,300,000	15,324,544	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		6,756,250	6,767,088	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		5,893,350	5,902,804	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		14,410,825	14,433,942	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		3,556,719	3,562,424	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		27,376,269	27,416,763	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		16,610,000	16,634,569	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		38,675,000	38,737,041	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.75	(b)	02/26/21	Open		15,494,669	15,519,525	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	03/05/21	Open		3,810,000	3,812,858	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	03/05/21	Open		9,638,000	9,645,229	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	03/05/21	Open		2,925,000	2,927,194	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	03/11/21	Open		4,830,000	4,833,354	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.60	(b)	03/12/21	Open		8,362,500	8,369,469	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	03/30/21	Open		15,265,087	15,270,345	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	03/30/21	Open		8,529,894	8,533,199	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	04/06/21	Open		15,356,250	15,361,369	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		7,416,000	7,418,966	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		4,601,800	4,603,641	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		32,225,300	32,238,190	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		19,030,500	19,038,112	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		22,811,400	22,820,525	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		2,996,200	2,997,399	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		3,083,250	3,084,483	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		16,255,200	16,261,702	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.60	(b)	04/06/21	Open		18,429,240	18,436,612	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/29/21	Open		25,925,000	25,925,324	Municipal Bonds	Open/Demand

						$672,503,185	$673,293,019

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,356	06/21/21	$179,162	$1,730,791
U.S. Long Treasury Bond	1,189	06/21/21	187,045	3,546,172

				$5,276,963

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$125,550,822	$—	$125,550,822
Municipal Bonds	—	1,917,354,974	—	1,917,354,974
Short-Term Securities
Money Market Funds	19,759,092	—	—	19,759,092

	$19,759,092	$2,042,905,796	$—	$2,062,664,888

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,276,963	$—	$—	$5,276,963

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $673,293,019 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

Portfolio Abbreviation (continued)

BAB	Build America Bond

CAB	Capital Appreciation Bonds

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviation (continued)

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

TA	Tax Allocation

7